Employee Defined Benefit Obligations - Summary of Principal Assumptions Used In Determining Pension Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Discount rate	1.89%	2.77%
Rate of increase in salaries	4.34%	4.47%
Rate of inflation, pre-retirement	2.60%	2.55%
Rate of increase in future pensions payment	3.44%	3.51%
Life expectancy at age 65 for current pensioners:
Male	22 years	22 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 45
Male	23 years	23 years
Female	25 years	25 years